Mineral Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Mineral Property, Plant and Equipment [Text Block]
4.	Mineral Property, Plant and Equipment

Details of the Mineral Property, Plant and Equipment are as follows:

Net Book Value	Mineral Property	Plant and Equipment	Total
Balance at December 31, 2019	$409,356	$776	$410,132
Additions	7,668	255	7,923
Disposals	—	(9)	(9)
Changes to environmental rehabilitation provision (Note 6)	(2,315)	—	(2,315)
Amortization and depreciation	—	(172)	(172)
Balance at December 31, 2020	414,709	850	415,559
Gross carrying value	461,877	2,166	464,043
Accumulated depreciation and impairment	$(47,168)	$(1,316)	$(48,484)

Net Book Value	Mineral Property	Plant and Equipment	Total
Balance at January 1, 2019	$433,347	$201	$433,548
Additions	33,956	746	34,702
Disposals	(867)	—	(867)
Changes to environmental rehabilitation provision (Note 6)	(9,912)	—	(9,912)
Asset Impairment	(47,168)	—	(47,168)
Amortization and depreciation	—	(171)	(171)
Balance at December 31, 2019	409,356	776	410,132
Gross carrying value	456,524	1,931	458,455
Accumulated depreciation and impairment	$(47,168)	$(1,155)	$(48,323)

Mineral Property	December 31, 2020	December 31, 2019
Mineral property acquisition and interest costs	$79,625	$79,625
Mine plan and development	52,178	51,388
Environmental	146,094	142,814
Consulting and wages	61,653	58,610
Reclamation and remediation (Note 6)	44,584	46,899
Site activities	30,497	29,942
Mine equipment	78	78
Total	$414,709	$409,356

In November 2005, the Company acquired from Cliffs Erie LLC, a subsidiary of Cleveland Cliffs Inc. (together "Cliffs") large parts of a processing facility located approximately six miles from the ore body.  In December 2006, the Company acquired from Cliffs additional property and associated rights sufficient to provide it with a railroad connection linking the mine development site and the processing facility. The transaction also included a railcar fleet, locomotive fueling and maintenance facilities, water rights and pipelines, administrative offices on site and an additional 6,000 acres of land to the east and west of the existing tailings storage facilities.  The consideration paid for the processing facility and associated infrastructure was $18.9 million in cash and $13.953 million in shares. As part of the consideration, the Company indemnified Cliffs for reclamation and remediation obligations of the acquired property (see Note 6).

During 2020, the Company capitalized development costs of $7.668 million (2019 - $19.205 million) necessary to bring the Project to commercial production.  In addition, borrowing costs directly attributable to the Project were capitalized in the amount of $nil (2019 - $14.751 million) due to suspension of capitalization following the asset impairment during the three months ended December 31, 2019.  As Project assets are not in use or capable of operating in a manner intended by management, no depreciation or amortization of these assets has been recorded to December 31, 2020.

The Company regularly assesses whether there are indicators of asset impairment. During the first quarter of 2020, indicators were identified, including updates to the Project and developments related to ongoing legal challenges, which potentially affect the timing of the Project.  The recoverable amounts of mineral property, plant and equipment and intangibles were measured based on fair value less costs of disposal ("FVLCD"), determined by assessing future expected cash flows based on future business plans supported by life of mine plans. The valuation assessment uses the most recent reserve and resource estimates, relevant cost assumptions and market forecasts of commodity prices discounted using an operation specific weighted average cost of capital.  The determination of FVLCD used Level 3 valuation techniques (see Note 15).  Based on the results of the Company's recoverability analysis, the FVLCD exceeded the carrying amount of the assets and no impairment was required during the first quarter of 2020.  No indicators of asset impairment were identified during the second, third, or fourth quarters of 2020.